STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1-4-1 Plan - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
ASSETS:
Investment in The Procter & Gamble Company common stock, at fair value (523,536 shares at June 30, 2025 and 536,668 shares at June 30, 2024)	£ 60,812,385	£ 70,093,346
Cash at bank and in hand	718,957	689,581
Total assets	61,531,342	70,782,927
LIABILITIES:
Due to participating Procter and Gamble companies (Note 7)	0	0
Total liabilities	0	0
NET ASSETS AVAILABLE FOR PLAN BENEFITS	£ 61,531,342	£ 70,782,927